Related parties - Prescribed Officers' unvested LTI holdings (Details) R / shares in Units, $ / shares in Units, R in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 ZAR (R) R / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 R / shares	Jun. 30, 2023 $ / shares
Intrinsic value
Share Price | (per share)	R 138.10		$ 10.14	R 233.26	$ 12.38
Prescribed officers | Awards with renewable energy CPT deferred
Number
Balance at the end of the year | shares	22,401	22,401
S Baloyi
Number
Balance at beginning of the year | shares	54,763	54,763
Awards granted | shares	32,325	32,325
Effect of corporate performance targets | shares	(393)	(393)
Dividend equivalents | shares	2,373	2,373
Awards settled | shares	(10,064)	(10,064)
Effect of changes in Prescribed Officers | shares	(79,004)	(79,004)
Intrinsic value
Balance at beginning of the year	R 12,774
Awards granted	7,981
Change in value	(7,799)
Effect of corporate performance targets	(75)
Dividend equivalents	451
Awards settled	(1,767)
Effect of changes in Prescribed Officers	R (11,565)
V Bester
Number
Effect of changes in Prescribed Officers | shares	20,927	20,927
Balance at the end of the year | shares	20,927	20,927
Intrinsic value
Change in value	R (174)
Effect of changes in Prescribed Officers	3,064
Balance at the end of the year	R 2,890
C Herrmann
Number
Effect of corporate performance targets | shares	(587)	(587)
Dividend equivalents | shares	2,634	2,634
Awards settled | shares	(14,116)	(14,116)
Effect of changes in Prescribed Officers | shares	70,909	70,909
Balance at the end of the year | shares	58,840	58,840
Intrinsic value
Change in value | $		$ 200
Effect of corporate performance targets | $		(6)
Dividend equivalents | $		27
Awards settled | $		(174)
Effect of changes in Prescribed Officers | $		550
Balance at the end of the year | $		$ 597
BP Mabelane
Number
Balance at beginning of the year | shares	148,998	148,998
Awards granted | shares	38,358	38,358
Effect of corporate performance targets | shares	(28,870)	(28,870)
Dividend equivalents | shares	7,865	7,865
Awards settled | shares	(37,626)	(37,626)
Awards forfeited | shares	38,358	38,358
Effect of changes in Prescribed Officers | shares	(90,367)	(90,367)
Intrinsic value
Balance at beginning of the year	R 34,755
Awards granted	9,471
Change in value	(12,434)
Effect of corporate performance targets	(5,484)
Dividend equivalents	1,494
Awards settled	(8,958)
Awards forfeited	5,615
Effect of changes in Prescribed Officers	R (13,229)
CK Mokoena
Number
Balance at beginning of the year | shares	112,126	112,126
Awards granted | shares	31,655	31,655
Effect of corporate performance targets | shares	(2,530)	(2,530)
Dividend equivalents | shares	3,652	3,652
Awards settled | shares	(17,282)	(17,282)
Balance at the end of the year | shares	127,621	127,621
Intrinsic value
Balance at beginning of the year	R 26,155
Awards granted	7,816
Change in value	(13,332)
Effect of corporate performance targets	(481)
Dividend equivalents	694
Awards settled	(3,228)
Balance at the end of the year	R 17,624
SD Pillay
Number
Effect of corporate performance targets | shares	424	424
Effect of changes in Prescribed Officers | shares	19,754	19,754
Balance at the end of the year | shares	20,178	20,178
Intrinsic value
Change in value	R (186)
Effect of corporate performance targets	81
Effect of changes in Prescribed Officers	2,892
Balance at the end of the year	R 2,787
H Wenhold
Number
Awards granted | shares	33,923	33,923
Effect of corporate performance targets | shares	(608)	(608)
Dividend equivalents | shares	3,673	3,673
Awards settled | shares	(15,577)	(15,577)
Effect of changes in Prescribed Officers | shares	83,659	83,659
Balance at the end of the year | shares	105,070	105,070
Intrinsic value
Awards granted	R 7,650
Change in value	(10,664)
Effect of corporate performance targets	(115)
Dividend equivalents	698
Awards settled	(2,734)
Effect of changes in Prescribed Officers	19,675
Balance at the end of the year	R 14,510
BV Griffith
Number
Balance at beginning of the year | shares	146,862	146,862
Awards granted | shares	53,337	53,337
Effect of corporate performance targets | shares	(3,015)	(3,015)
Dividend equivalents | shares	3,487	3,487
Awards settled | shares	(18,597)	(18,597)
Effect of changes in Prescribed Officers | shares	(182,074)	(182,074)
Intrinsic value
Balance at beginning of the year	R 1,818
Awards granted	703
Change in value	(761)
Effect of corporate performance targets	(31)
Dividend equivalents	35
Awards settled	(196)
Effect of changes in Prescribed Officers	R (1,568)